Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have adopted an equity grant policy pursuant to which any annual equity awards will be made by the Board or compensation committee and effective on the first trading day of the month following such approval. In addition, new hires receive equity awards at the time their hiring effective on the first day of the month following approval of such awards. During 2025, our compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information.

Award Timing Method	We have adopted an equity grant policy pursuant to which any annual equity awards will be made by the Board or compensation committee and effective on the first trading day of the month following such approval. In addition, new hires receive equity awards at the time their hiring effective on the first day of the month following approval of such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false